Intangible assets and property, plant and equipment - Activity (Details) - EUR (€) € in Thousands		12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Changes in intangible assets and goodwill
Beginning balance		€ 878
Ending balance		819	€ 878
Changes in property, plant and equipment
Balance, at beginning of the period		23,719
Disposals	€ 14,100
Balance, at end of the period		17,799	23,719
Additional information
Right-of-use asset	9,200	11,213	2,906
Cost of sales
Additional information
Amortisation expense		86
Research and Development
Additional information
Amortisation expense		72
Administration
Additional information
Amortisation expense		97
Selling And Marketing
Additional information
Amortisation expense		30
Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance		2,591	2,572
Additions		227	76
Disposals			61
FX		2	4
Ending balance		2,820	2,591
Changes in property, plant and equipment
Balance, at beginning of the period		36,937	36,154
Additions		11,131	3,077
Disposals		18,001	3,277
Revaluation		(305)
FX		367	983
Balance, at end of the period		30,129	36,937
Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance		(1,713)	(1,429)
Additions		286	342
Disposals			(61)
FX		(2)	3
Ending balance		(2,001)	(1,713)
Changes in property, plant and equipment
Balance, at beginning of the period		(13,218)	(12,380)
Additions		2,639	2,758
Disposals		(3,624)	(2,355)
FX		97	435
Balance, at end of the period		(12,330)	(13,218)
Land, buildings and leasehold improvements
Changes in property, plant and equipment
Balance, at beginning of the period		18,048
Balance, at end of the period		12,038	18,048
Land, buildings and leasehold improvements | Friedberg Germany
Changes in property, plant and equipment
Balance, at beginning of the period		911
Balance, at end of the period			911
Additional information
Right-of-use asset	€ 4,023
Land, buildings and leasehold improvements | Canton Michigan
Additional information
Right-of-use asset		103	74
Land, buildings and leasehold improvements | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period		22,943	22,463
Additions		9,165	7
Disposals		17,334	65
Revaluation		(305)
Transfers			59
FX		194	479
Balance, at end of the period		14,663	22,943
Land, buildings and leasehold improvements | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period		(4,895)	(3,765)
Additions		1,011	984
Disposals		(3,311)
FX		30	146
Balance, at end of the period		(2,625)	(4,895)
Production equipment
Changes in property, plant and equipment
Balance, at beginning of the period		4,329
Balance, at end of the period		4,900	4,329
Production equipment | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period		9,358	9,660
Additions		1,619	2,327
Disposals		581	3,063
Transfers		448
FX		161	434
Balance, at end of the period		11,005	9,358
Production equipment | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period		(5,029)	(5,678)
Additions		1,271	1,332
Disposals		(255)	(2,222)
FX		60	241
Balance, at end of the period		(6,105)	(5,029)
Other PPE
Changes in property, plant and equipment
Balance, at beginning of the period		894
Balance, at end of the period		784	894
Other PPE | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period		4,188	3,976
Additions		270	295
Disposals		86	148
FX		12	65
Balance, at end of the period		4,384	4,188
Other PPE | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period		(3,294)	(2,937)
Additions		357	442
Disposals		(58)	(133)
FX		7	48
Balance, at end of the period		(3,600)	(3,294)
Assets under construction and prepayments made
Changes in property, plant and equipment
Balance, at beginning of the period		448
Balance, at end of the period		77	448
Assets under construction and prepayments made | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period		448	55
Additions		77	448
Disposals			1
Transfers		(448)	(59)
FX			5
Balance, at end of the period		77	448
Software
Changes in intangible assets and goodwill
Beginning balance		565
Ending balance		327	565
Software | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance		2,064	2,046
Additions		23	45
Disposals			61
Transfer			30
FX		2	4
Ending balance		2,089	2,064
Software | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance		(1,499)	(1,240)
Additions		261	317
Disposals			(61)
FX		(2)	3
Ending balance		(1,762)	(1,499)
Licenses
Changes in intangible assets and goodwill
Beginning balance		31
Ending balance		6	31
Licenses | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance		245	245
Ending balance		245	245
Licenses | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance		(214)	(189)
Additions		25	25
Ending balance		(239)	(214)
Prepayments made on intangible assets
Changes in intangible assets and goodwill
Beginning balance		282
Ending balance		486	282
Prepayments made on intangible assets | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance		282	281
Additions		204	31
Transfer			(30)
Ending balance		€ 486	€ 282